INTEREST EXPENSES	12 Months Ended
Dec. 31, 2013
INTEREST EXPENSES [Abstract]
INTEREST EXPENSES

25.                     INTEREST EXPENSES

Interest expenses consist of the following:

	Years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$

Interest on short-term loans	23,704	30,760	28,579	4,721
Interest on long-term loans	-	-	1,369	226
Interest on bills payable	15,923	21,908	22,139	3,657
Interest related to unrecognized tax benefits, income tax payable and other taxes payable	16,971	16,592	15,088	2,492
Bank charges	4,962	4,413	5,972	987

	61,560	73,673	73,147	12,083